Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000129981
Account Value [Line Items]
Line Graph and Table Measure Name		The Covered Bridge Fund
Accumulated Value	$ 9,474		$ 10,761	$ 11,914	$ 12,954	$ 13,289	$ 11,467	$ 15,590	$ 14,404	$ 15,951	$ 18,607	$ 19,957
C000129983
Account Value [Line Items]
Line Graph and Table Measure Name		The Covered Bridge Fund
Accumulated Value	10,000		11,373	12,626	13,761	14,155	12,255	16,695	15,459	17,154	20,065	21,590
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Accumulated Value	10,000		10,848	12,241	13,435	13,287	12,535	15,180	13,478	15,449	18,277	19,767
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Accumulated Value	$ 10,000		$ 10,848	$ 12,241	$ 13,435	$ 13,287	$ 12,535	$ 15,180	$ 13,478	$ 15,449	$ 18,277	$ 19,767